EQUITY - Narratives (Details) $ / shares in Units, $ in Millions	6 Months Ended
	Jun. 30, 2026 USD ($) class vote $ / shares shares	Dec. 31, 2025 USD ($) shares
Disclosure of classes of share capital [line items]
Number of classes of shares | class	5
BPY Fair Value LTIP Unit Plan | Restricted Stock Units (RSUs)
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	473,761	482,384
Limited partners
Disclosure of classes of share capital [line items]
Proportion of voting rights held by non-controlling interests	49.00%
Redeemable and Exchangeable Units
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	792,026,022	727,328,582
Special LP Units
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	6,147,901	6,147,901
Preferred equity
Disclosure of classes of share capital [line items]
Issued capital | $	$ 699	$ 699
Series 1, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Number of shares/units issued	7,360,000
Par value per share (in dollars per share) | $ / shares	$ 25.00
Series 2, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Number of shares/units issued	10,000,000
Par value per share (in dollars per share) | $ / shares	$ 25.00
6.50% Class A Cumulative Redeemable Perpetual Units, Series 1
Disclosure of classes of share capital [line items]
Coupon rate (as a percentage)	6.50%
6.375% Class A Cumulative Redeemable Perpetual Units, Series 2
Disclosure of classes of share capital [line items]
Coupon rate (as a percentage)	6.375%
Series 3, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Number of shares/units issued	11,500,000
Par value per share (in dollars per share) | $ / shares	$ 25.00
5.750% Class A Cumulative Redeemable Perpetual Units, Series 3
Disclosure of classes of share capital [line items]
Coupon rate (as a percentage)	5.75%
General partner
Disclosure of classes of share capital [line items]
Proportion of voting rights held by non-controlling interests	1.00%
Number of shares outstanding (in shares)	138,875	138,875
Limited partners
Disclosure of classes of share capital [line items]
Number of votes | vote	1
Number of shares outstanding (in shares)	446,701,480	410,493,281
FV LTIP of the Operating Partnership
Disclosure of classes of share capital [line items]
Award vesting period	5 years